UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth & Income Fund

Portfolio of Investments

July 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.5%
Financials - 21.0%
Banks - 5.6%
JPMorgan Chase & Co.	1,145,260	$66,047,144
Wells Fargo & Co.	1,951,640	99,338,476

		165,385,620

Capital Markets - 3.3%
BlackRock, Inc.-Class A	149,404	45,527,881
Goldman Sachs Group, Inc. (The)	159,090	27,501,889
State Street Corp.	352,380	24,821,647

		97,851,417

Consumer Finance - 0.9%
Capital One Financial Corp.	326,200	25,945,948

Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc.-Class B (a)	1,143,140	143,384,050

Insurance - 6.3%
ACE Ltd.	547,720	54,826,772
Allstate Corp. (The)	464,230	27,134,243
Aon PLC	263,410	22,221,268
Hartford Financial Services Group, Inc. (The)	668,800	22,846,208
MetLife, Inc.	235,698	12,397,715
Validus Holdings Ltd.	781,174	28,536,286
WR Berkley Corp.	382,580	17,066,894

		185,029,386

		617,596,421

Health Care - 14.1%
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	1,021,970	43,045,376
Medtronic, Inc.	763,610	47,145,282

		90,190,658

Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	857,680	69,514,964

Pharmaceuticals - 8.7%
Bristol-Myers Squibb Co.	377,990	19,133,854
Eli Lilly & Co.	1,098,030	67,045,712
Merck & Co., Inc.	1,241,660	70,451,788
Pfizer, Inc.	3,471,680	99,637,216

		256,268,570

		415,974,192

Industrials - 13.1%
Aerospace & Defense - 4.5%
Boeing Co. (The)	462,560	55,729,229
Raytheon Co.	838,370	76,098,845

		131,828,074

Airlines - 4.5%
Copa Holdings SA-Class A	615,870	93,532,177

Company	Shares	U.S. $ Value
Delta Air Lines, Inc.	1,037,850	38,877,861

		132,410,038

Electrical Equipment - 0.6%
Emerson Electric Co.	264,780	16,853,247

Industrial Conglomerates - 2.1%
General Electric Co.	2,513,690	63,219,303

Machinery - 1.1%
Actuant Corp.-Class A	353,350	11,406,138
Parker Hannifin Corp.	182,820	21,015,159

		32,421,297

Trading Companies & Distributors - 0.3%
WESCO International, Inc. (a)	116,217	9,121,872

		385,853,831

Information Technology - 12.9%
Communications Equipment - 0.4%
Cisco Systems, Inc.	482,950	12,184,829

Electronic Equipment, Instruments & Components - 2.7%
Avnet, Inc.	262,700	11,120,091
FLIR Systems, Inc.	369,280	12,289,638
TE Connectivity Ltd.	897,500	55,546,275

		78,956,004

IT Services - 0.8%
Amdocs Ltd.	239,024	10,837,348
Xerox Corp.	1,014,938	13,458,078

		24,295,426

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	863,870	29,276,554
NVIDIA Corp.	1,956,130	34,232,275

		63,508,829

Software - 3.3%
Activision Blizzard, Inc.	892,810	19,981,088
Check Point Software Technologies Ltd. (a)	362,642	24,612,513
Microsoft Corp.	1,229,620	53,070,399

		97,664,000

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	683,467	65,318,941
EMC Corp./MA	582,980	17,081,314
NetApp, Inc.	547,570	21,267,619

		103,667,874

		380,276,962

Energy - 12.4%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	360,930	25,593,546

Company	Shares	U.S. $ Value
Schlumberger Ltd.	110,030	11,926,152

		37,519,698

Oil, Gas & Consumable Fuels - 11.1%
Chevron Corp.	322,370	41,663,099
ConocoPhillips	487,850	40,247,625
Exxon Mobil Corp.	814,280	80,564,863
Hess Corp.	417,740	41,347,905
HollyFrontier Corp.	263,130	12,369,741
Marathon Oil Corp.	1,815,890	70,365,738
Occidental Petroleum Corp.	422,730	41,304,948

		327,863,919

		365,383,617

Consumer Discretionary - 10.9%
Internet & Catalog Retail - 1.6%
Liberty Interactive Corp.-Class A (a)	1,621,403	45,480,354

Media - 8.7%
Comcast Corp.-Class A	1,970,130	105,855,085
Scripps Networks Interactive, Inc.-Class A	290,990	23,980,486
Time Warner Cable, Inc.-Class A	518,182	75,188,208
Time Warner, Inc.	353,850	29,376,627
Viacom, Inc.-Class B	277,390	22,931,831

		257,332,237

Multiline Retail - 0.6%
Macy’s, Inc.	303,190	17,521,350

		320,333,941

Consumer Staples - 3.4%
Food & Staples Retailing - 3.4%
CVS Caremark Corp.	1,325,454	101,211,667

Telecommunication Services - 3.3%
Diversified Telecommunication Services - 3.3%
Verizon Communications, Inc.	1,951,760	98,407,739

Utilities - 2.0%
Electric Utilities - 1.2%
Great Plains Energy, Inc.	1,398,280	34,663,361

Multi-Utilities - 0.8%
Wisconsin Energy Corp.	589,920	25,708,714

		60,372,075

Materials - 1.4%
Chemicals - 0.4%
Eastman Chemical Co.	132,000	10,398,960

Metals & Mining - 0.4%
BHP Billiton Ltd. (Sponsored ADR) (b)	167,740	11,924,637

Paper & Forest Products - 0.6%
Domtar Corp.	488,300	17,539,736

Company	Shares	U.S. $ Value
		39,863,333

Total Common Stocks (cost $2,476,570,812)		2,785,273,778

SHORT-TERM INVESTMENTS - 7.5%
Investment Companies - 7.5%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (c) (cost $219,661,670)	219,661,670	219,661,670

Total Investments Before Security Lending Collateral for Securities Loaned - 102.0% (cost $2,696,232,482)		3,004,935,448

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $281,200)	281,200	281,200

Total Investments - 102.0% (cost $2,696,513,682) (d)		3,005,216,648
Other assets less liabilities - (2.0)%		(57,561,770)

Net Assets - 100.0%		$2,947,654,878

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $325,106,190 and gross unrealized depreciation of investments was $(16,403,224), resulting in net unrealized appreciation of $308,702,966.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Growth & Income Fund

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,785,273,778		$	– 0	–	$	– 0	–	$2,785,273,778
Short-Term Investments	219,661,670			– 0	–		– 0	–	219,661,670
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	281,200			– 0	–		– 0	–	281,200

Total Investments in Securities	3,005,216,648			– 0	–		– 0	–	3,005,216,648
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$3,005,216,648		$	– 0	–	$	– 0	–	$3,005,216,648

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2014